UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2013 Unaudited

	Principal Amount	Value
Asset-Backed Securities—4.3%
American Credit Acceptance Receivables Trust, Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	$840,000	$846,271
AmeriCredit Automobile Receivables Trust:
Series 2010-4, Cl. E, 6.40%, 4/9/18[2]	250,000	265,506
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	2,075,000	2,160,742
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,600,000	1,614,864
Series 2013-1, Cl. D, 2.09%, 2/8/19	2,800,000	2,782,770
Series 2013-2, Cl. D, 2.42%, 5/8/19	3,975,000	3,948,318
Series 2013-3, Cl. D, 3.00%, 7/8/19	2,585,000	2,600,323
Series 2013-5, Cl. D, 2.86%, 12/8/19	1,245,000	1,242,103
California Republic Auto Receivables Trust, Series 2013-2, Cl. C, 3.32%, 8/17/20	2,115,000	2,096,314
Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,710,000	1,677,407
Series 2013-4, Cl. D, 3.22%, 5/20/19	955,000	947,012
CPS Auto Receivables Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	1,040,627	1,036,302
Credit Acceptance Auto Loan Trust, Series 2012-2A, Cl. B, 2.21%, 9/15/20[1]	705,000	708,947
DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,560,000	1,563,581
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,920,000	3,937,934
Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	65,000	64,630
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	3,710,000	3,738,265
First Investors Auto Owner Trust:
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	325,000	341,787
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,505,000	1,495,412
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	1,115,000	1,107,442
Santander Drive Auto Receivables Trust:
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	495,000	494,353
Series 2013-1, Cl. D, 2.27%, 1/15/19	5,480,000	5,422,723
Series 2013-2, Cl. D, 2.57%, 3/15/19	2,825,000	2,813,850
Series 2013-3, Cl. D, 2.42%, 4/15/19	1,930,000	1,910,031
Series 2013-4, Cl. D, 3.92%, 1/15/20	1,020,000	1,058,641
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,985,000	2,960,441
SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. B, 2.09%, 7/16/18[1]	1,185,000	1,182,274
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,315,000	1,307,579
United Auto Credit Securitization Trust:
Series 2012-1, Cl. B, 1.87%, 9/15/15[1]	2,415,000	2,414,841
Series 2012-1, Cl. C, 2.52%, 3/15/16[1]	1,745,000	1,744,532
Series 2013-1, Cl. B, 1.74%, 4/15/16[1]	2,050,000	2,047,936
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	1,312,000	1,310,149
Series 2013-1, Cl. D, 2.90%, 12/15/17[1]	230,000	229,548

Total Asset-Backed Securities (Cost $59,210,766)		59,072,828

1 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Mortgage-Backed Obligations—45.4%
Government Agency—39.1%
FHLMC/FNMA/FHLB/Sponsored—37.5%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	$98,797	$104,919
6.00%, 5/1/18-10/1/29	5,063,267	5,536,490
6.50%, 4/1/18-4/1/34	2,911,261	3,219,565
7.00%, 8/1/16-10/1/37	1,776,436	2,014,127
7.50%, 1/1/32-9/1/33	4,752,473	5,638,367
8.00%, 4/1/16	255,331	265,679
8.50%, 3/1/31	150,566	177,834
9.00%, 8/1/22-5/1/25	139,876	155,535
10.00%, 8/1/21	39,495	40,436
11.50%, 6/1/20-11/17/20	13,522	13,635
12.00%, 6/1/15	1,437	1,460
12.50%, 7/1/19	1,547	1,567
13.00%, 8/1/15	752	757
Federal Home Loan Mortgage Corp. Non Gold Pool, 11%, 11/1/20	32,140	36,586
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 9.715%, 2/1/28[3]	244,435	43,419
Series 205, Cl. IO, 14.203%, 9/1/29[3]	1,692,058	336,321
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	88,819	24,434
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	647,057	99,632
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	5,850,427	5,906,760
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 12.45%, 12/1/31[5]	412,438	356,576
Series 219, Cl. PO, 12.54%, 3/1/32[5]	1,198,055	1,037,059
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.817%, 6/15/21[6]	5,629	5,657
Series 151, Cl. F, 9.00%, 5/15/21	20,830	23,179
Series 1695, Cl. F, 2.333%, 3/15/24[6]	1,398,468	1,432,443
Series 2035, Cl. PC, 6.95%, 3/15/28	893,669	1,026,714
Series 2084, Cl. ZC, 6.50%, 8/15/28	464,340	518,127
Series 2116, Cl. ZA, 6.00%, 1/15/29	654,397	728,836
Series 2122, Cl. FD, 0.517%, 2/15/29[6]	724,484	724,819
Series 2132, Cl. FN, 1.065%, 3/15/29[6]	985,703	998,325
Series 2148, Cl. ZA, 6.00%, 4/15/29	1,149,798	1,279,770
Series 2195, Cl. LH, 6.50%, 10/15/29	1,707,093	1,921,526
Series 2220, Cl. PD, 8.00%, 3/15/30	265,975	310,112
Series 2281, Cl. Z, 6.50%, 2/15/31	2,217,378	2,504,678
Series 2319, Cl. BZ, 6.50%, 5/15/31	3,579,830	4,139,365
Series 2326, Cl. ZP, 6.50%, 6/15/31	754,640	853,612
Series 2344, Cl. FP, 1.117%, 8/15/31[6]	568,996	580,778
Series 2368, Cl. TG, 6.00%, 10/15/16	69,174	72,292
Series 2392, Cl. FB, 0.767%, 1/15/29[6]	170,250	171,581
Series 2396, Cl. FE, 0.767%, 12/15/31[6]	296,612	299,414
Series 2401, Cl. FA, 0.817%, 7/15/29[6]	235,265	237,371

2 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2427, Cl. ZM, 6.50%, 3/1/32	$165,647	$185,467
Series 2464, Cl. FI, 1.167%, 2/15/32[6]	341,127	348,176
Series 2470, Cl. LF, 1.167%, 2/15/32[6]	349,002	356,214
Series 2471, Cl. FD, 1.167%, 3/15/32[6]	525,979	536,897
Series 2481, Cl. AF, 0.717%, 3/15/32[6]	307,220	309,550
Series 2500, Cl. FD, 0.667%, 3/15/32[6]	503,595	506,651
Series 2504, Cl. FP, 0.667%, 3/15/32[6]	598,035	601,951
Series 2526, Cl. FE, 0.567%, 6/15/29[6]	584,813	586,001
Series 2530, Cl. FD, 0.667%, 2/15/32[6]	680,148	685,346
Series 2538, Cl. F, 0.767%, 12/15/32[6]	79,641	80,225
Series 2550, Cl. FI, 0.517%, 11/15/32[6]	336,145	336,000
Series 2551, Cl. FD, 0.567%, 1/15/33[6]	566,150	567,416
Series 2627, Cl. KM, 4.50%, 6/15/18	1,278,575	1,353,202
Series 2630, Cl. MB, 4.50%, 6/15/18	1,195,000	1,279,240
Series 2668, Cl. AZ, 4.00%, 9/15/18	555,201	584,248
Series 2676, Cl. KY, 5.00%, 9/15/23	2,013,630	2,213,174
Series 2707, Cl. QE, 4.50%, 11/15/18	3,272,094	3,480,127
Series 2708, Cl. N, 4.00%, 11/15/18	1,178,844	1,242,264
Series 2770, Cl. TW, 4.50%, 3/15/19	7,370,179	7,907,690
Series 3013, Cl. GA, 5.00%, 6/15/34	1,551,065	1,611,694
Series 3025, Cl. SJ, 24.139%, 8/15/35[6]	179,023	274,955
Series 3134, Cl. FA, 0.467%, 3/15/36[6]	6,330,062	6,327,824
Series 3342, Cl. FT, 0.617%, 7/15/37[6]	2,920,468	2,915,445
Series 3465, Cl. HA, 4.00%, 7/15/17	246,847	252,716
Series 3617, Cl. DC, 4.00%, 7/15/27	1,250,100	1,273,113
Series 3647, Cl. BD, 3.00%, 12/15/19	12,084,393	12,325,658
Series 3804, Cl. WJ, 3.50%, 3/15/39	10,269,586	10,681,252
Series 3805, Cl. AK, 3.50%, 4/15/24	974,356	1,013,220
Series 3815, Cl. BD, 3.00%, 10/15/20	1,177,975	1,218,238
Series 3822, Cl. JA, 5.00%, 6/1/40	551,596	580,750
Series 3840, Cl. CA, 2.00%, 9/15/18	870,171	888,211
Series 3848, Cl. WL, 4.00%, 4/1/40	3,326,864	3,445,675
Series 3887, Cl. NC, 3.00%, 7/15/26	1,509,325	1,542,813
Series 3917, Cl. BA, 4.00%, 6/15/38	2,916,911	3,059,327
Series 4221, Cl. HJ, 1.50%, 7/15/23	5,694,719	5,667,846
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 52.399%, 7/17/28[3]	376,807	69,527
Series 2079, Cl. S, 44.415%, 7/17/28[3]	690,251	129,646
Series 2493, Cl. S, 48.725%, 9/15/29[3]	448,977	86,720
Series 2526, Cl. SE, 29.891%, 6/15/29[3]	807,990	151,728
Series 2720, Cl. SA, 17.127%, 1/15/29[3]	19,563	53
Series 2795, Cl. SH, 12.377%, 3/15/24[3]	5,827,479	714,864
Series 2796, Cl. SD, 53.082%, 7/15/26[3]	189,938	32,122
Series 2835, Cl. BS, 0.00%, 12/15/28[3,4]	2,892,920	129,771
Series 2920, Cl. S, 54.819%, 1/15/35[3]	4,250,731	680,803
Series 2922, Cl. SE, 7.426%, 2/15/35[3]	744,065	120,118
Series 3201, Cl. SG, 5.886%, 8/15/36[3]	1,413,206	248,273
Series 3397, Cl. GS, 14.135%, 12/15/37[3]	105,351	18,833

3 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: Continued
Series 3424, Cl. EI, 2.161%, 4/15/38[3]	$370,450	$42,579
Series 3450, Cl. BI, 12.605%, 5/15/38[3]	4,848,334	731,298
Series 3606, Cl. SN, 4.873%, 12/15/39[3]	1,365,346	227,944
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 0.667%, 5/15/36[6]	3,797,175	3,820,802
Federal National Mortgage Assn.:
2.50%, 1/1/29[7]	12,140,000	12,018,600
3.50%, 1/1/29-1/1/44[7]	45,095,000	45,364,901
4.00%, 1/1/29-1/1/44[7]	38,355,000	39,700,165
4.50%, 1/1/29-1/1/44[7]	32,673,000	34,656,203
5.00%, 1/1/44[7]	1,975,000	2,145,190
Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-8/1/40	18,382,866	19,212,295
4.50%, 9/1/18-8/1/26	11,544,840	12,312,877
5.00%, 2/1/18-7/1/22	16,915,393	18,056,244
5.50%, 9/1/19-5/1/24	2,871,780	3,132,141
6.00%, 3/1/17-2/1/40	11,286,737	12,515,267
6.50%, 6/1/17-1/1/34	14,049,459	15,639,827
7.00%, 3/1/15-2/1/36	9,427,137	10,700,391
7.50%, 2/1/27-8/1/33	12,344,369	14,343,433
8.00%, 6/1/17	402	429
8.50%, 7/1/32	70,645	82,017
9.00%, 8/1/19	4,424	4,909
9.50%, 11/1/21	3,266	3,604
11.00%, 11/1/15-7/20/19	87,639	90,199
11.25%, 2/15/16	18,495	18,632
11.50%, 7/15/19	6,082	6,125
12.00%, 5/1/16	903	910
12.50%, 8/1/15-12/1/15	4,412	4,449
13.00%, 8/15/15-12/1/15	5,826	5,916
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 38.482%, 5/1/23[3]	1,160,060	266,537
Series 254, Cl. 2, 34.384%, 1/1/24[3]	1,464,240	347,149
Series 294, Cl. 2, 17.303%, 2/1/28[3]	1,651,895	397,013
Series 301, Cl. 2, 0.804%, 4/1/29[3]	694,891	162,962
Series 321, Cl. 2, 15.919%, 4/1/32[3]	4,115,100	770,760
Series 324, Cl. 2, 0.00%, 7/1/32[3,4]	1,372,597	334,541
Series 331, Cl. 10, 6.131%, 2/1/33[3]	1,975,678	441,859
Series 331, Cl. 4, 0.00%, 2/1/33[3,4]	1,638,569	332,604
Series 331, Cl. 5, 0.00%, 2/1/33[3,4]	2,371,571	475,074
Series 331, Cl. 6, 0.00%, 2/1/33[3,4]	2,319,486	449,703
Series 334, Cl. 10, 0.00%, 2/1/33[3,4]	944,434	181,500
Series 339, Cl. 15, 0.00%, 8/1/33[3,4]	852,567	181,554
Series 339, Cl. 7, 0.00%, 8/1/33[3,4]	1,617,707	315,279
Series 351, Cl. 8, 0.00%, 4/1/34[3,4]	1,625,649	306,967
Series 356, Cl. 10, 0.00%, 6/1/35[3,4]	1,203,585	227,299
Series 356, Cl. 12, 0.00%, 2/1/35[3,4]	591,809	111,360
Series 362, Cl. 13, 0.00%, 8/1/35[3,4]	1,703,538	323,381
Series 364, Cl. 15, 0.00%, 9/1/35[3,4]	891,402	160,341

4 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 12.036%, 9/1/32[5]	$297,942	$260,254
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1988-7, Cl. Z, 9.25%, 4/25/18	25,757	28,464
Series 1991-109, Cl. Z, 8.50%, 9/25/21	16,943	19,504
Series 1997-16, Cl. PD, 7.00%, 3/18/27	1,547,579	1,779,059
Series 1998-59, Cl. Z, 6.50%, 10/25/28	135,306	149,865
Series 1999-54, Cl. LH, 6.50%, 11/25/29	848,934	945,620
Series 2001-69, Cl. PF, 1.165%, 12/25/31[6]	794,136	810,563
Series 2002-12, Cl. PG, 6.00%, 3/25/17	2,249,169	2,376,915
Series 2002-19, Cl. PE, 6.00%, 4/25/17	160,004	167,918
Series 2002-29, Cl. F, 1.165%, 4/25/32[6]	363,549	371,183
Series 2002-39, Cl. FD, 1.165%, 3/18/32[6]	706,425	720,386
Series 2002-52, Cl. FD, 0.665%, 9/25/32[6]	588,920	593,207
Series 2002-53, Cl. FY, 0.665%, 8/25/32[6]	450,090	453,172
Series 2002-64, Cl. FJ, 1.165%, 4/25/32[6]	112,039	114,392
Series 2002-65, Cl. FB, 1.165%, 7/25/32[6]	686,455	701,051
Series 2002-68, Cl. FH, 0.665%, 10/18/32[6]	218,310	219,719
Series 2002-77, Cl. TF, 1.165%, 12/18/32[6]	1,419,131	1,452,174
Series 2002-82, Cl. FE, 1.165%, 12/25/32[6]	660,923	674,945
Series 2002-9, Cl. PC, 6.00%, 3/25/17	1,255,660	1,326,312
Series 2002-90, Cl. FJ, 0.665%, 9/25/32[6]	246,528	248,178
Series 2002-90, Cl. FM, 0.665%, 9/25/32[6]	237,046	238,632
Series 2003-112, Cl. AN, 4.00%, 11/25/18	2,056,745	2,167,744
Series 2003-116, Cl. FA, 0.565%, 11/25/33[6]	386,037	386,773
Series 2003-119, Cl. FK, 0.665%, 5/25/18[6]	3,794,810	3,807,166
Series 2003-130, Cl. CS, 13.771%, 12/25/33[6]	917,046	1,099,726
Series 2003-21, Cl. FK, 0.565%, 3/25/33[6]	44,618	44,718
Series 2003-26, Cl. XF, 0.615%, 3/25/23[6]	1,627,562	1,636,313
Series 2003-44, Cl. CB, 4.25%, 3/25/33	469,435	486,693
Series 2003-45, Cl. AB, 3.75%, 5/25/33	92,141	93,330
Series 2003-84, Cl. GE, 4.50%, 9/25/18	1,713,276	1,817,270
Series 2004-101, Cl. BG, 5.00%, 1/25/20	2,297,700	2,411,690
Series 2004-25, Cl. PC, 5.50%, 1/25/34	1,493,802	1,602,463
Series 2004-29, Cl. QG, 4.50%, 12/25/32	2,151,800	2,208,329
Series 2004-72, Cl. FB, 0.665%, 9/25/34[6]	2,284,241	2,294,665
Series 2005-109, Cl. AH, 5.50%, 12/25/25	8,030,582	8,881,330
Series 2005-45, Cl. XA, 0.505%, 6/25/35[6]	4,568,244	4,575,096
Series 2005-5, Cl. AB, 5.00%, 4/25/32	955,267	974,446
Series 2005-67, Cl. BF, 0.515%, 8/25/35[6]	2,146,179	2,149,590
Series 2005-85, Cl. FA, 0.515%, 10/25/35[6]	4,408,029	4,412,356
Series 2006-11, Cl. PS, 23.963%, 3/25/36[6]	723,641	1,113,424
Series 2006-46, Cl. SW, 23.596%, 6/25/36[6]	721,703	1,113,160
Series 2006-50, Cl. KS, 23.597%, 6/25/36[6]	583,728	903,816
Series 2006-50, Cl. SK, 23.597%, 6/25/36[6]	166,269	255,300
Series 2007-109, Cl. NF, 0.715%, 12/25/37[6]	6,237,780	6,296,368
Series 2007-79, Cl. FA, 0.615%, 8/25/37[6]	1,887,214	1,893,043
Series 2008-14, Cl. BA, 4.25%, 3/25/23	2,180,716	2,305,712
Series 2008-24, Cl. DY, 5.00%, 4/25/23	1,805,000	1,928,384
Series 2009-114, Cl. AC, 2.50%, 12/25/23	1,173,823	1,201,304

5 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2009-36, Cl. FA, 1.105%, 6/25/37[6]	$9,397,431	$9,489,338
Series 2009-37, Cl. HA, 4.00%, 4/25/19	2,990,514	3,143,283
Series 2009-70, Cl. NT, 4.00%, 8/25/19	1,961,163	2,061,187
Series 2009-70, Cl. TL, 4.00%, 8/25/19	9,580,496	10,069,125
Series 2010-37, Cl. NG, 4.00%, 1/25/28	3,848,618	3,937,002
Series 2010-43, Cl. KG, 3.00%, 1/25/21	2,185,955	2,275,320
Series 2011-104, Cl. MA, 2.50%, 10/25/26	1,163,504	1,166,037
Series 2011-122, Cl. EC, 1.50%, 1/25/20	7,954,631	8,046,013
Series 2011-15, Cl. DA, 4.00%, 3/25/41	4,413,898	4,640,854
Series 2011-3, Cl. KA, 5.00%, 4/25/40	4,014,979	4,369,861
Series 2011-38, Cl. AH, 2.75%, 5/25/20	954,091	986,185
Series 2011-44, Cl. EA, 3.00%, 6/25/24	1,399,827	1,461,348
Series 2011-45, Cl. NG, 3.00%, 3/25/25	946,077	980,113
Series 2011-45, Cl. TE, 3.00%, 3/25/25	1,654,293	1,716,592
Series 2011-6, Cl. BA, 2.75%, 6/25/20	1,338,327	1,384,703
Series 2011-69, Cl. EA, 3.00%, 11/25/29	2,503,564	2,569,175
Series 2011-82, Cl. AD, 4.00%, 8/25/26	4,579,538	4,829,451
Series 2011-88, Cl. AB, 2.50%, 9/25/26	1,916,968	1,967,653
Series 2012-20, Cl. FD, 0.565%, 3/25/42[6]	1,998,206	1,995,008
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 28.585%, 12/18/31[3]	605,487	106,538
Series 2001-68, Cl. SC, 18.105%, 11/25/31[3]	497,195	92,731
Series 2001-81, Cl. S, 25.35%, 1/25/32[3]	385,680	75,432
Series 2002-28, Cl. SA, 35.044%, 4/25/32[3]	394,952	72,549
Series 2002-38, Cl. SO, 47.145%, 4/25/32[3]	638,939	131,972
Series 2002-39, Cl. SD, 38.503%, 3/18/32[3]	685,605	139,953
Series 2002-48, Cl. S, 30.405%, 7/25/32[3]	617,813	116,798
Series 2002-52, Cl. SD, 35.024%, 9/25/32[3]	588,920	111,786
Series 2002-52, Cl. SL, 33.07%, 9/25/32[3]	412,419	78,033
Series 2002-53, Cl. SK, 36.925%, 4/25/32[3]	400,036	77,058
Series 2002-56, Cl. SN, 32.078%, 7/25/32[3]	839,095	158,769
Series 2002-60, Cl. SM, 27.84%, 8/25/32[3]	1,082,446	213,644
Series 2002-77, Cl. IS, 43.026%, 12/18/32[3]	914,551	189,362
Series 2002-77, Cl. SH, 37.924%, 12/18/32[3]	562,426	107,421
Series 2002-9, Cl. MS, 25.917%, 3/25/32[3]	636,093	111,598
Series 2003-33, Cl. IA, 0.857%, 5/25/33[3]	124,424	29,148
Series 2003-33, Cl. SP, 26.793%, 5/25/33[3]	1,378,269	301,037
Series 2003-38, Cl. SA, 0.00%, 3/25/23[3,4]	1,172,835	107,092
Series 2003-4, Cl. S, 28.543%, 2/25/33[3]	821,274	153,874
Series 2005-12, Cl. SC, 11.357%, 3/25/35[3]	373,758	81,934
Series 2005-14, Cl. SE, 37.153%, 3/25/35[3]	5,441,173	833,852
Series 2005-40, Cl. SA, 49.855%, 5/25/35[3]	2,256,691	425,213
Series 2005-52, Cl. JH, 4.222%, 5/25/35[3]	1,068,128	194,166
Series 2005-63, Cl. SA, 47.023%, 10/25/31[3]	2,009,008	339,829
Series 2005-63, Cl. X, 32.854%, 10/25/31[3]	23,782	897
Series 2008-55, Cl. SA, 13.973%, 7/25/38[3]	53,471	7,506
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	1,869,985	163,144
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	3,955,151	287,184
Series 2012-40, Cl. PI, 2.618%, 4/25/41[3]	396,270	76,245

6 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored Continued
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 10.067%, 10/15/29[3]	$23,935,564	$179,708
Series 2001-3, Cl. IO, 15.908%, 10/15/31[3]	10,921,934	97,568
Series 2002-2, Cl. IO, 19.981%, 1/15/32[3]	29,769,367	149,401
Series 2002-3, Cl. IO, 8.333%, 8/15/32[3]	39,611,995	402,474
Series 2003-1, Cl. IO, 11.478%, 11/15/32[3]	57,936,747	451,623

		516,949,530

GNMA/Guaranteed—1.0%
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	82,436	91,989
7.00%, 1/15/28-9/15/29	506,649	570,161
7.50%, 6/15/28-8/15/28	453,333	478,333
8.00%, 9/15/28	21,629	22,185
8.50%, 8/15/17-12/15/17	189,982	201,292
9.50%, 9/15/17	1,400	1,443
10.50%, 12/15/17-1/15/21	45,572	46,003
13.00%, 9/15/14	98	99
Government National Mortgage Assn. II Pool:
7.00%, 1/20/30	56,782	66,046
11.00%, 10/20/19	23,703	24,753
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, 61.545%, 3/16/28[3]	880,248	178,118
Series 2002-76, Cl. SG, 5.042%, 10/16/29[3]	288,454	58,791
Series 2011-52, Cl. HS, 8.543%, 4/16/41[3]	6,248,868	1,069,863
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/1/29	5,992,797	7,165,040
Series 2009-29, Cl. CA, 4.50%, 4/20/34	332,779	336,760
Series 2009-31, Cl. MA, 4.50%, 8/20/33	734,809	752,642
Series 2009-66, Cl. CD, 2.50%, 8/16/39	392,649	402,488
Series 2009-75, Cl. GC, 4.00%, 7/20/30	738,941	758,219
Series 2010-139, Cl. AB, 4.00%, 5/20/36	1,804,417	1,909,187

		14,133,412

Other Agency—0.6%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 0.521%, 12/7/20[6]	8,013,756	8,022,250
Non-Agency—6.3%
Commercial—4.9%
BCAP LLC Trust:
Series 2012-RR2, Cl. 6A3, 2.774%, 9/26/35[1,6]	4,261,942	4,312,698
Series 2012-RR6, 2.404%, 11/26/36[1]	5,292,381	5,320,256
CHL Mortgage Pass-Through Trust, Series 2003-J5, Cl. 2A1, 5%, 7/25/18	1,245,073	1,276,554
Citigroup Commercial Mortgage Trust, Series 20113-GCJ11, 4.607%, 4/10/46[1]	1,410,000	1,220,188
Citigroup Mortgage Loan Trust, Inc., Series 2012-8, Cl. 1A1, 2.66%, 10/25/35[1,6]	7,151,338	7,175,087
COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.577%, 10/15/45[1,6]	425,000	379,195
Series 2012-CR5, Cl. E, 4.335%, 12/10/45[1,6]	700,000	611,849
Series 2013-CR7, Cl. D, 4.36%, 3/10/46[1,6]	1,540,000	1,286,985
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2010-C1, Cl. XPA, 0.00%, 7/10/46[1,3,4]	39,809,769	1,586,559
Series 2012-CR5, Cl. XA, 1.184%, 12/10/45[3]	14,464,614	1,522,589
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Cl. AJ, 5.465%, 2/15/39[6]	4,180,000	4,446,118

7 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Continued
Credit Suisse First Boston Commercial Trust, Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[6]	$3,621,000	$3,827,888
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.557%, 11/10/46[1,6]	675,000	690,870
EverBank Mortgage Loan Trust, Series 2013-1, Cl. A1, 2.25%, 3/25/43[1,6]	3,290,094	2,929,661
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.618%, 11/25/45[1,6]	805,000	673,623
Series 2013-K26, Cl. C, 3.60%, 12/25/45[1,6]	550,000	460,193
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,6]	850,000	703,686
Series 2013-K712, Cl. C, 3.367%, 5/25/45[1,6]	1,415,000	1,276,686
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.221%, 7/25/35[6]	2,038,370	2,020,781
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.664%, 11/15/45[1,6]	1,285,000	1,153,960
Series 2013-C7, Cl. D, 4.304%, 2/15/46[1,6]	1,550,000	1,342,395
Series 2013-C8, Cl. D, 4.172%, 12/15/48[1,6]	1,115,000	948,118
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.065%, 11/26/36[1,6]	6,895,996	6,868,753
Sequoia Mortgage Trust, Series 2012-2, Cl. A2, 3.50%, 4/25/42[6]	1,626,001	1,637,598
STARM Mortgage Loan Trust, Series 2007-1, Cl. 2A1, 4.422%, 2/25/37[6]	2,971,994	2,487,749
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.394%, 8/25/34[6]	1,665,997	1,621,427
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.891%, 5/1/63[1,6]	630,000	557,861
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Cl. AM, 5.383%, 12/15/43	1,900,000	2,048,565
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.46%, 12/15/45[1,6]	650,000	563,404
Series 2012-C7, Cl. E, 4.848%, 6/15/45[1,6]	1,110,000	1,010,988
Series 2012-C8, Cl. E, 4.878%, 8/15/45[1,6]	1,255,000	1,152,771
Series 2013-C11, Cl. D, 4.184%, 3/15/45[1,6]	646,000	551,380
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,3,4]	49,464,927	3,346,772

		67,013,207

Residential—1.4%
Argent Securities, Inc., Series 2004-W8, Cl. A2, 1.125%, 5/25/34[6]	6,105,184	5,905,053
Banc of America Commercial Mortgage Trust, Series 2007-4, Cl. AM, 5.813%, 2/1/51[6]	1,405,000	1,552,763
Countrywide Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.021%, 5/25/36[6]	2,332,968	2,418,137
Series 2006-25, Cl. 2A2, 0.285%, 6/25/47[6]	24,297	24,329
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.533%, 12/25/34[6]	1,519,519	1,549,597
MLCC Mortgage Investors, Inc., Series 2006-3, Cl. 2A1, 2.333%, 10/25/36[6]	2,762,556	2,644,915
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/1/36	153,303	116,600
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	2,156,318	1,700,507
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	3,061,283	3,157,680

		19,069,581

Total Mortgage-Backed Obligations (Cost $610,851,437)		625,187,980

8 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U.S. Government Obligations—34.6%
Federal Farm Credit Bank Bonds:
0.25%, 11/28/14	$4,000,000	$4,003,436
1.625%, 11/19/14	3,425,000	3,469,895
Federal Home Loan Bank Nts., 5.50%, 8/13/14	40,000,000	41,338,160
Federal Home Loan Mortgage Corp. Nts.:
0.75%, 11/25/14	21,678,000	21,797,511
1.00%, 8/27/14	30,000,000	30,179,370
Federal National Mortgage Assn. Nts., 1.25%, 1/30/17	47,093,000	47,681,239
U.S. Treasury Nts.:
0.625%, 11/15/16-12/15/16	147,664,000	147,161,935
1.375%, 9/30/18	134,939,000	133,225,949
2.00%, 9/30/20[8]	42,215,000	41,218,979
2.50%, 8/15/23	5,746,000	5,508,305

Total U.S. Government Obligations (Cost $478,771,088)		475,584,779
Short-Term Notes—25.3%
Federal Home Loan Bank:
0.029%, 1/10/14	34,900,000	34,899,778
0.029%, 1/24/14	10,200,000	10,199,817
0.04%, 1/29/14	5,050,000	5,049,848
0.04%, 1/2/14	450,000	450,000
0.044%, 1/3/14	51,945,000	51,944,937
0.046%, 1/31/14	6,400,000	6,399,762
0.05%, 1/15/14	4,100,000	4,099,926
0.06%, 1/6/14	36,900,000	36,899,754
0.13%, 1/14/14	50,000,000	49,997,833
0.13%, 1/17/14	50,000,000	49,997,292
0.134%, 1/8/14	58,200,000	58,198,697
Federal Home Loan Mortgage Corp., 0.10%, 1/22/14	41,000,000	40,997,722

Total Short-Term Notes (Cost $349,135,366)		349,135,366

Total Investments, at Value (Cost $1,497,968,657)	109.6%	1,508,980,953

Liabilities in Excess of Other Assets	(9.6)	(131,678,782)

Net Assets	100.00%	$1,377,302,171

Footnotes to Statement of Investments

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $73,856,463 or 5.36% of the Fund’s net assets as of December 31, 2013.
2.	Restricted security. The aggregate value of restricted securities as of December 31, 2013 was $265,506, which represents 0.02% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation
AmeriCredit Automobile Receivables Trust, Series 2010-4, Cl. E, 6.40%, 4/9/18	7/27/12	$261,785	$265,506	$3,721

9 Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

3.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $23,502,199 or 1.71% of the Fund’s net assets as of December 31, 2013.
4.	Interest rate is less than 0.0005%.
5.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,653,889 or 0.12% of the Fund’s net assets as of December 31, 2013.
6.	Represents the current interest rate for a variable or increasing rate security.
7.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2013. See accompanying Notes.
8.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,368,601. See accompanying Notes.

Futures Contracts as of December 31, 2013

Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	CBT	Buy	3/20/14	58	$(39,662)
U.S. Treasury Nts., 2 yr.	CBT	Buy	3/31/14	1,506	(562,971)
U.S. Treasury Nts., 5 yr.	CBT	Sell	3/31/14	1,143	1,817,063
U.S. Treasury Nts., 10 yr.	CBT	Sell	3/20/14	904	1,752,295
U.S. Treasury Ultra Bonds	CBT	Buy	3/20/14	4	(10,415)

					$2,956,310

Glossary:

Exchange Abbreviations:

CBT	Chicago Board of Trade

10 Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$171,267,784
Sold securities	36,738,536

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for

11 Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

12 Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

13 Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$59,072,828	$—	$59,072,828
Mortgage-Backed Obligations	—	625,187,980	—	625,187,980
U.S. Government Obligations	—	475,584,779	—	475,584,779
Short-Term Notes	—	349,135,366	—	349,135,366

Total Investments, at Value	—	1,508,980,953	—	1,508,980,953
Other Financial Instruments:
Variation margin receivable	266,613	—	—	266,613

Total Assets	$266,613	$1,508,980,953	$—	$1,509,247,566

Liabilities Table
Other Financial Instruments:
Variation margin payable	$(30,565)	$—	$—	$(30,565)

Total Liabilities	$(30,565)	$—	$—	$(30,565)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

14 Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.

Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

15 Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended December 31, 2013, the Fund had an ending monthly average market value of $265,814,098 and $270,819,270 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

16 Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for cleared swaps.

With respect to cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual & semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Restricted Securities

As of December 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

17 Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,498,207,653
Federal tax cost of other investments	88,459,873

Total federal tax cost	$1,586,667,526

Gross unrealized appreciation	$24,566,930
Gross unrealized depreciation	(10,837,320)

Net unrealized appreciation	$13,729,610

18 Oppenheimer Limited-Term Government Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/10/2014